1933 Act File No.	2-66437
1940 Act File No.	811-2993

Form N-1A

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	47

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	40

EDWARD JONES MONEY MARKET FUND
(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
 (Address of Principal Executive Offices)

(412) 288-1900
 (Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire
Federated Investors Tower
Pittsburgh, Pennsylvania  15222-3779
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
on pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EdwardJones

MAKING SENSE OF INVESTING

Edward Jones Money Market Fund

PROSPECTUS

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April 30, 2009

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Investment Shares
Retirement Shares

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities. Shares of the Fund are sold exclusively to customers of Edward D. Jones & Co., L.P. (Edward Jones), which has an equity interest in the investment adviser to the Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 8

How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 11

Who Manages the Fund? 13

Legal Proceedings 15

Financial Information 17

Appendix A: Hypothetical Investment and Expense Information 20

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund's Investment Shares have maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

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The Fund's Investment Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Investment Shares total return for the three-month period from January 1, 2009 to March 31, 2009 was 0.05%.

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Within the periods shown in the bar chart, the Fund's Investment Shares highest quarterly return was 1.45% (quarter ended September 30, 2000). Its lowest quarterly return was 0.06% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2008.

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	1 Year	5 Years	10 Years	Start of Performance1
Fund:
Investment Shares	1.81%	2.70%	2.81%	5.49%
Retirement Shares	1.81%	2.43%	N/A	1.85%

1 The Fund's Investment Shares and Retirement Shares start of performance dates were May 12, 1980 and May 21, 2001, respectively.

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The Fund's Investment Shares 7-Day Net Yield as of December 31, 2008 was 0.67%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

EDWARD JONES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares or Retirement Shares.

Shareholder Fees	Investment Shares	Retirement Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.41%	0.41%
Distribution (12b-1) Fee	None	None
Other Expenses3	0.41%	0.42%
Total Annual Fund Operating Expenses	0.82%	0.83%

1 The percentages shown are based on expenses for the entire fiscal year ended February 28, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2009.
Total Waiver of Fund Expenses	0.00%4	0.00%4
Total Actual Annual Fund Operating Expenses (after the waiver)	0.82%	0.83%
2 The management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million in average daily net assets, and 0.400% of the average daily net assets in excess of $2 billion.
3 Includes a shareholder services fee/account administration fee which will be used to compensate intermediaries for shareholder services or account administrative services. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund's Investment Shares and Retirement Shares (after the voluntary waiver) were 0.41% and 0.42%, respectively for the fiscal year ended February 28, 2009.
4 Represents less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Investment Shares and Retirement Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Investment Shares and Retirement Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares and Retirement Shares operating expenses are before any waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Investment Shares	$84	$262	$455	$1,014
Retirement Shares	$85	$265	$460	$1,025

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund invests:

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

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Although such a guarantee reduces credit risks, it does not reduce market and prepayment risks.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Risks Associated with Investing Share Purchase Proceeds

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On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

CALCULATION OF NET ASSET VALUE

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at noon and 2:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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THE EDWARD JONES FSA AND CFO ACCOUNTS

These programs provide a convenient method for investment by linking your Fund account and the Edward Jones Brokerage Account. As a Full Service Account (FSA) or Complete Financial Organization (CFO) account subscriber, once you elect to purchase Fund Shares, free credit balances in your Brokerage Account will automatically sweep in your Fund account on a daily basis. FSA and CFO Accounts also permit daily, automatic redemption of Fund Shares to satisfy debit balances in your Brokerage Accounts.

How is the Fund Sold?

The Fund offers two Share classes: Investment Shares and Retirement Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus exclusively through Edward Jones to its customers. The Fund is sold largely as a "sweep" investment for otherwise uninvested cash in customers' brokerage accounts.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares by check or wire. Fund Shares purchased before 2:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

When payment is made by check, the order is considered received after the check is converted into federal funds by Edward Jones. This is normally within three business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward Jones (third-party checks) are not accepted.

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When payment is made by wire with federal funds, the order is considered received within one business day. The Fund reserves the right to reject any request to purchase Shares.

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BY CHECK

To purchase Shares by check:

  sign the Account Authorization and Acknowledgement Form;
  enclose a check made payable to Edward Jones; and
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  deliver or send the check and any completed forms to your local Edward Jones office with instructions that it be invested in the Fund.
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BY WIRE

Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward Jones financial adviser before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

RETIREMENT INVESTMENTS

You may purchase Retirement Shares only in retirement accounts (such as qualified plans and IRAs) however; if you purchase shares through an IRA, you must maintain a $1,500 average monthly account balance or a $3.00 fee will apply. You may also purchase Investment Shares in a retirement account, but, you must maintain a $2,500 average monthly account balance or a $3.00 fee will apply. Call your Edward Jones financial adviser for information on retirement investments.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member.

How to Redeem Shares

You may redeem Shares by submitting a request by telephone or by mail to your Edward Jones financial adviser.

BY TELEPHONE

You may redeem Shares by calling your Edward Jones financial adviser.

If you call before 2:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time), your redemption will be mailed to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to Edward Jones. Call your Edward Jones financial advisor for specific instructions before redeeming by letter.

If your written request is received before 2:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

If your written request is received after 2:00 p.m. (Eastern time), your redemption will be mailed to you the following business day. You will receive that day's dividend.

All written requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed;
  signatures of all shareholders exactly as registered.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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CHECKWRITING AND DEBIT CARD PRIVILEGE

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You may request checks and a debit card to redeem your Investment Shares. Your account will continue to receive the daily dividend declared on the Investment Shares being redeemed until the check or debit card transaction is presented for payment. You may not write checks or use the debit card to close an account. The checkwriting and debit card privilege may be discontinued at any time. For further information, including checkwriting and debit card requirements, contact your Edward Jones financial adviser.

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ADDITIONAL CONDITIONS

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including dividends and capital gains paid. If you purchase Shares by wire, you begin earning dividends on the second business day after receipt of the wired funds by Edward Jones. If you purchase Shares by check, you begin earning dividends on the fourth business day after Edward Jones receives your check. In either case, you will earn dividends through the day your redemption request is received, if such request is received after 2:00 p.m.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the second business day after receipt of the wired funds by Edward Jones. If you purchase Shares by check, you begin earning dividends on the fourth business day after Edward Jones receives your check. In either case, you earn dividends through the day your redemption request is received.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any month in Investment Shares. Otherwise, Edward Jones will charge you a $3.00 fee for that month. Certain accounts may not be subject to the average monthly account balance requirement pursuant to Edward Jones' policies. However; if you purchase Retirement Shares through an IRA, you must maintain a $1,500 average monthly account balance or a $3.00 fee will apply.

TAX INFORMATION

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Edward Jones sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

Complete listings of the Fund's portfolio holdings as of the end of its second and fourth fiscal quarters are contained in the Fund's Annual and Semi-Annual Reports to shareholders, which are filed with the SEC on Form N-CSR. Complete listings of the Fund's portfolio holdings as of the end of its first and third fiscal quarters are contained in the Reports on Form N-Q filed with the Securities and Exchange Commission (SEC). These reports are filed with the SEC within 60 days after the end of the fiscal quarter and may be accessed from the EDGAR Database on the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Passport Research, Ltd. The Adviser is a limited partnership whose general partner is Federated Investment Management Company, a subsidiary of Federated, with 50.5% interest. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The address of the Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 149 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles and customized separately managed accounts, which totaled approximately $407 billion in assets as of December 31, 2008. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,380 employees. Federated provides investment products to over 5,300 investment professionals and institutions.

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The partners in the Adviser allocate the expenses and revenues of the partnership according to a mutually agreed-upon formula. Last year, the general partner received approximately 13% of the Adviser's revenues, while Edward Jones received approximately 87%. This allocation may vary depending upon total assets in the Fund or other factors. The Fund pays Shareholder Service Fees up to 0.25% of average net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts. Edward Jones provides shareholder services, transfer agent services, and marketing services to the Fund and the 1,178,760 accounts (Investment Shares) and 438,993 accounts (Retirement Shares) that its clients maintain in the Fund. During the Fund's last fiscal year, Edward Jones received approximately $127.4 million in total (approximately 80.6% of total Fund expenses) for its services. Edward Jones would have received $65.73 in total fees and payments with respect to a shareholder maintaining an investment of $10,000 in Investment Shares or $67.37 with respect to a shareholder maintaining an investment of $10,000 in Retirement Shares during that year.

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ADDITIONAL PAYMENTS TO EDWARD JONES

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The Distributor may make payments out of its own resources (including items of material value) to Edward Jones to support the sale of Shares or provide services to the Fund or other Funds distributed by the Distributor and their respective shareholders. The amounts of these payments could be significant, and may create an incentive for Edward Jones or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor. Such payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus because they are not paid by the Fund. More information regarding payments to Edward Jones can be found in the Statement of Additional Information.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below.

Average Daily Net Assets	Advisory Fee as Percentage of Average Daily Net Assets
First $500 million	0.500%
Second $500 million	0.475%
Third $500 million	0.450%
Fourth $500 million	0.425%
Over $2 billion	0.400%

Legal Proceedings

FEDERATED

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Since October 2003, Federated and related entities (collectively, "Federated") and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

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Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in each of the lawsuits described in the preceding two paragraphs. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

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EDWARD JONES

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In the normal course of business, Edward Jones is named, from time to time, as a defendant in various legal actions, including arbitrations, class actions and other litigation. Certain of these legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. Edward Jones is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, certain of which may result in adverse judgments, fines or penalties.



The potential impact of these legal proceedings is uncertain. As of the date of this Prospectus, Edward Jones does not believe that any current or anticipated legal proceedings will have a material adverse impact on Edward Jones or the Fund. However, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Fund.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends.

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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.041	0.043	0.027	0.008
Less Distributions:
Distributions from net investment income	(0.013)	(0.041)	(0.043)	(0.027)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return1	1.34%	4.23%	4.43%	2.77%	0.77%

Ratios to Average Net Assets:
Net expenses	0.82%	0.80%	0.81%	0.84%	0.83%
Net investment income	1.36%	4.13%	4.38%	2.79%	0.76%
Expense waiver/reimbursement2,3	0.00%	0.00%	0.00%	0.00%	0.00%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,194,922	$18,466,300	$14,682,136	$9,659,931	$7,770,049

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

3 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2009, which can be obtained free of charge.

Financial Highlights - Retirement Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.041		0.039		0.023	0.004
Less Distributions:
Distributions from net investment income	(0.013)		(0.041)		(0.039)		(0.023)	(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return1	1.34%		4.21%		3.96%		2.31%	0.41%

Ratios to Average Net Assets:
Net expenses	0.83%		0.82%		1.28%		1.29%	1.19%
Net investment income	1.29%		4.13%		3.88%		2.28%	0.40%
Expense waiver/reimbursement2	0.00	%3	0.00	%3	0.00	%3	0.02%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,369,874		$2,746,639		$1,930,057		$2,328,836	$2,179,354

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

3 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2009, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

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The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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EDWARD JONES MONEY MARKET FUND - INVESTMENT SHARES
ANNUAL EXPENSE RATIO: 0.82%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$83.71	$10,418.00
2	$10,418.00	$520.90	$10,938.90	$87.21	$10,853.47
3	$10,853.47	$542.67	$11,396.14	$90.86	$11,307.15
4	$11,307.15	$565.36	$11,872.51	$94.66	$11,779.79
5	$11,779.79	$588.99	$12,368.78	$98.61	$12,272.19
6	$12,272.19	$613.61	$12,885.80	$102.74	$12,785.17
7	$12,785.17	$639.26	$13,424.43	$107.03	$13,319.59
8	$13,319.59	$665.98	$13,985.57	$111.50	$13,876.35
9	$13,876.35	$693.82	$14,570.17	$116.16	$14,456.38
10	$14,456.38	$722.82	$15,179.20	$121.02	$15,060.66
Cumulative		$6,053.41		$1,013.50


EDWARD JONES MONEY MARKET FUND - RETIREMENT SHARES
ANNUAL EXPENSE RATIO: 0.83%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$84.73	$10,417.00
2	$10,417.00	$520.85	$10,937.85	$88.26	$10,851.39
3	$10,851.39	$542.57	$11,393.96	$91.94	$11,303.89
4	$11,303.89	$565.19	$11,869.08	$95.78	$11,775.26
5	$11,775.26	$588.76	$12,364.02	$99.77	$12,266.29
6	$12,266.29	$613.31	$12,879.60	$103.93	$12,777.79
7	$12,777.79	$638.89	$13,416.68	$108.27	$13,310.62
8	$13,310.62	$665.53	$13,976.15	$112.78	$13,865.67
9	$13,865.67	$693.28	$14,558.95	$117.48	$14,443.87
10	$14,443.87	$722.19	$15,166.06	$122.38	$15,046.18
Cumulative		$6,050.57		$1,025.32

A Statement of Additional Information (SAI) dated April 30, 2009, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your Edward Jones financial adviser or the Fund at 1-800-341-7400.You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov.

You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Investment Company Act File No. 811-2993

Cusip 48019P102
Cusip 48019P201

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8032801A (4/09)

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EdwardJones

Edward Jones Money Market Fund

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2009

INVESTMENT SHARES
RETIREMENT SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Edward Jones Money Market Fund (Fund), dated April 30, 2009.

This SAI incorporates by reference the Fund’s Annual Report. Obtain the prospectus or the Annual Report without charge by contacting your Edward D. Jones & Co., L.P. (Edward Jones) financial advisor.

How is the Fund Organized?	3
Securities in Which the Fund Invests	3
Securities Descriptions and Techniques	3
Investment Risks	5
Investment Objective and Investment Limitations	6
What Do Shares Cost?	8
How is the Fund Sold?	13
Purchases In-Kind	15
Redemption in Kind	15
Massachusetts Partnership Law	16
Account and Share Information	16
Tax Information	17
Who Manages and Provides Services to the Fund?	18
How Does the Fund Measure Performance?	35
Financial Information	38
Addresses	47
Appendix	49

Edward Jones Money Market Fund

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

8032801B (4/09)

Federated is a registered mark

of Federated Investors, Inc.

2009 ©Federated Investors, Inc.

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. The Board of Trustees (the “Board”) has established two classes of shares of the Fund, known as Investment Shares and Retirement Shares (Shares). This SAI relates to both classes of Shares. The Fund’s investment adviser is Passport Research, Ltd. (Adviser). The Adviser is a limited partnership, jointly owned by Edward Jones and a subsidiary of Federated Investors, Inc.

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

The Fund is permitted to invest in any high quality money market instrument. As a matter of investment policy, however, the Fund presently limits its investments to the U.S. government securities and government agency securities described in the prospectus and repurchase agreements collateralized by U.S. government and government agency securities. The purpose of this policy is to minimize any credit risk associated with the Fund’s investments. This policy may be changed at the discretion of the Board.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.  Fixed-income securities provide more regular income than equity securities.  However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings.  This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price.  A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

In addition to the U.S. government securities and government agency securities described in the prospectus, and subject to its present policy described above, the following describes types of fixed-income securities in which the Fund may invest:

Corporate-Debt Securities

Corporate debt securities are fixed-income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

For purposes of applying the Fund’s concentration limitation, bank instruments also include fixed-income securities credit enhanced by a bank.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risk of a zero coupon security.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable-rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Callable Securities

Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. Insurance contracts generally provide that the purchaser will deposit money with the insurance company and the insurance company will pay interest for the life of the contract and return the principal at maturity. The Fund treats these contracts as fixed-income securities.

Credit Enhancement

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing the credit enhancement has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States.  The Fund considers an issuer to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•
it (directly or through its consolidated subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, (b) to meet commitments arising from “failed” trades, and (c) for other temporary purposes.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

- -

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

Investment Risks

There are many factors which may affect an investment in the Fund. The Fund’s principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from services such as S&P and Moody’s. These nationally recognized statistical ratings organizations (NRSROs) assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

- -

Prepayment Risks

Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities and asset-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Call Risks

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with the Investment Activities of Other Accounts

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation.

Risks Associated with Temporary Liquidity Guarantee Program

The Fund may invest in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), an instrumentality of the
United States, under its Temporary Liquidity Guarantee Program (“Program”). Under the Program, if the issuer of the security does not make timely payment of principal or interest in accordance with the terms of such security, the FDIC will make scheduled payments of unpaid principal and interest. In order to receive payments from the FDIC, the Fund would be required to make a written demand with a conforming proof of claim (collectively, “Demand”) following an issuer’s nonpayment of principal or interest. There is no designated period within which the FDIC is required to make guarantee payments after receipt and verification of the Demand. Accordingly, the guarantee payments on a portfolio security held by the Fund could be delayed from the date that payment was due under the terms of such security.

Investment Objective (and Policies) and Investment Limitations

The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. government obligations”), instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation (FDIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers’ acceptances; these instruments are not necessarily guaranteed by the FDIC), repurchase agreements (an instrument where the seller agrees to repurchase the instrument at the time of sale at a mutually agreed upon time and price), and prime commercial paper including variable amount demand master notes.

The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC. To the extent the Fund purchases Eurodollar certificates of deposit issued by foreign branches of domestic U.S. banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations and the possible impact of interruptions in the flow of international currency transactions.

Commercial paper investments will be limited to commercial paper rated A-1 or A-2 by S&P, Prime -1 or Prime -2 by Moody’s or F-1 or F-2 by Fitch. In the case where commercial paper has received different ratings from different services, such commercial paper is an acceptable investment so long as at least one rating was a high quality rating and provided the Board or its designee determines that such investment presents minimal credit risks.

The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest. The Fund may also purchase U.S. government obligations on a when-issued or delayed delivery basis.

Although the money market instruments purchased by the Fund represent unconditional promises to repay the entire investment proceeds at maturity, this in itself does not suggest that the shares of the Fund are themselves guaranteed. The investment policies outlined above permit investment in a wide variety of money market instruments and it is anticipated that investment emphasis will shift within available categories of instruments depending on the current condition of the money market.

The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.

The investment objective and policies may not be changed by the Fund’s Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Selling Short and Buying on Margin

The Fund will not purchase any money market instruments on margin or sell any money market instruments short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

Borrowing Money

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

Lending Cash or Securities

The Fund will not lend any of its assets (except that it may purchase or hold money market instruments, to include repurchase agreements and variable amount demand master notes, permitted by the investment objective and policies).

Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund.

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Concentration of Investments

The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.

However, investing in bank instruments such as time and demand deposits and certificates of deposit, U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

Investing in Commodities or Real Estate

The Fund will not invest in commodities, commodity contracts or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.

The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities,” as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Acquiring Securities

The Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Board. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others.

What Do Shares Cost?

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP).   The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity.  If the amount payable at maturity exceeds the initial cost (a discount) then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased.  The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day.   The Fund uses this adjusted cost to value the investment.

Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund’s portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

How is the Fund Sold?

Under the Distributor’s Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis exclusively through Edward Jones to its customers. The Fund is sold largely as a “sweep” investment for otherwise uninvested cash in customers’ brokerage accounts. Edward Jones takes the primary responsibility for marketing Shares to its customers. The expense of this marketing effort is provided from Edward Jones’ own resources, including its partnership share of the Adviser’s revenues.

ADDITIONAL COMPENSATION TO EDWARD JONES
From time to time, the Distributor, at its expense, may provide additional compensation to Edward Jones. Such compensation may include financial assistance to Edward Jones that enables the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other Edward Jones-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of Edward Jones and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with Edward Jones. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the National Association of Securities Dealers (NASD).

You can ask your Edward Jones financial advisor or consult the Edward Jones website (www.edwardjones.com) for information about any payments Edward Jones receives from the Distributor or the Federated funds and any services provided.

Purchases In-Kind

You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund’s Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund’s Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust’s obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of April 2, 2009, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Investment Shares or Retirement Shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222.  The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA  15086-7561; Attention: Mutual Fund Board.  As of December 31, 2008, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of April 2, 2009, the Fund’s Board and Officers as a group owned less than 1% of each Class of the Fund’s outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1980	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee. Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1998
Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
		$0	$0

*    Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$13,088.24	$200,000

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide). Previous Position: Partner, Andersen Worldwide SC.	$14,397.06	$220,000

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$13,088.24	$200,000

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex. Other Directorships Held: Board of Overseers, Babson College. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$14,326.66	$200,000

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: November 1998
Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Chairman, Audit Committee.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
		$14,724.28	$225,000

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008
Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.(real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
		$13,088.24	$168,265.52

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA;  Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber)..
		$13,088.24	$200,000

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Previous Position: Vice President, Walsh & Kelly, Inc.	$14,397.06	$220,000

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College. Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation. Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.	$13,088.24	$200,000

OFFICERS**

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1980
Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002
Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENOR VICE PRESIDENT Began serving: August 2004
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009.  She joined Federated in 1981 and was a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998
Principal Occupations: Susan R. Hill has been the Fund’s Portfolio Manager since January 1994. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

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COMMITTEES OF THE BOARD
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue Peter E. Madden John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust.  However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One

Audit	Nicholas P. Constantakis Charles F. Mansfield, Jr. Thomas M. O’Neill John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund‘s internal control over financial reporting, and the quality, integrity and independent audit of the Fund‘s financial statements.  The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund‘s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund‘s internal audit function.
Six

Nominating	John T. Conroy, Jr. Nicholas P. Constantakis John F. Cunningham Peter E. Madden Charles F. Mansfield, Jr. R. James Nicholson Thomas M. O’Neill John S. Walsh James F. Will
The Nominating Committee, whose members consist of all Independent Trustees selects and nominates persons for election to the Fund‘s Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund‘s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s appearing on the back cover of this Statement of Additional Information. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate.  Those factors will ordinarily include:  integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Two

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2008
Interested Board Member Name	Dollar Range of Shares Owned in Edward Jones Money Market Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000
J. Christopher Donahue	None	Over $100,000

Independent Board Member Name
John T. Conroy, Jr.	None	Over $100,000
Nicholas P. Constantakis	None	Over $100,000
John F. Cunningham	None	Over $100,000
Peter E. Madden	None	Over $100,000
Charles F. Mansfield, Jr.	None	Over $100,000
R. James Nicholson	None	None
Thomas M. O’Neill	None	Over $100,000
John S. Walsh	None	Over $100,000
James F. Will	None	$50,001 - $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

Passport Research, Ltd. is a Pennsylvania limited partnership. Its general partner is Federated Investment Management Company, a wholly owned investment advisory subsidiary of Federated, with a 50.5% interest. Its limited partner is Edward D. Jones & Co. L.P., with a 49.5% interest.

The partners in the Adviser allocate the expenses and revenues of the partnership according to a mutually agreed-upon formula. Last year, the general partner received approximately 13% of the Adviser’s revenues, while Edward Jones received approximately 87%. This allocation may vary depending upon total assets in the Fund or other factors. The Fund pays Shareholder Service Fees up to 0.25% of average net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts. Edward Jones provides shareholder services, transfer agent services, and marketing services to the Fund and the 1,178,760 accounts (Investment Shares) and 438,993 accounts (Retirement Shares) that its clients maintain in the Fund. During the Fund’s last fiscal year, Edward Jones received approximately $127.4  million in total (approximately 80.6% of total Fund expenses) for its services. Edward Jones would have received $65.73 in total fees and payments with respect to a shareholder maintaining an investment of $10,000 in Investment Shares or $67.37 with respect to a shareholder maintaining an investment of $10,000 in Retirement Shares during that year.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio.  The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser’s general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company’s audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board’s selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”).  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted.  The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board.  The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee’s directions.  The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser’s general policy.  ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines.  However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an “Interested Company.”

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund’s proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders’ meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report

A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-341-7400 and is also available from the EDGAR database on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Complete listings of the Fund’s portfolio holdings as of the end of its second and fourth fiscal quarters are contained in the Fund’s Annual and Semiannual Reports to shareholders, which are filed with the SEC on Form N-CSR. Complete listings of the Fund’s portfolio holdings as of the end of its first and third fiscal quarters are contained in the Reports on Form N-Q filed with the Securities and Exchange Commission. These reports are filed with the SEC within 60 days after the end of the fiscal quarter and may be accessed from the EDGAR Database on the SEC’s website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price.  Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer.  Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them.  Some fixed income securities may have only one primary market maker.  The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser, are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the Fund and most of the other Federated funds:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $5 billion
0.125 of 1%	on the next $5 billion
0.100 of 1%	on the next $10 billion
0.075 of 1%	on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Edward Jones maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended February 28 or 29	2009	2008	2007
Advisory Fee Earned	78,305,704	$76,531,937	$57,512,919
Advisory Fee Reduction	--	$0	$0
Advisory Fee Reimbursement	--	$0	$0
Brokerage Commissions	--	$0	$0
Administrative Fee	14,653,163	$14,341,209	$10,718,086
Shareholder Services Fee:
Investment Shares	40,805,420	—	—
Retirement Shares	7,354,395	—	—
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC’s standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

 The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund’s or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended February 28, 2009.

Yield and Effective Yield are given for the 7-day period ended February 28, 2009.

	7-Day Period	1 Year	5 Years	10 Years
Investment Shares:
Total Return
Before Taxes	N/A	1.34%	2.70%	2.75%
Yield	0.06%	N/A	N/A	N/A
Effective Yield	0.06%	N/A	N/A	N/A

	7-Day Period	1 Year	5 Years	Start of Performance as of 5/21/2001
Retirement Shares
Total Return
Before Taxes	N/A	1.34%	2.44%	1.82%
Yield	0.07%	N/A	N/A	N/A
Effective Yield	0.07%	N/A	N/A	N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the “base period.” This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent that Edward Jones financial advisors charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Financial Information

The Financial Statements for the Fund for the fiscal year ended February 28, 2009 are incorporated herein by reference to the Annual Report to Shareholders of Edward Jones Money Market Fund dated February 28, 2009.

- -

Addresses

EDWARD JONES MONEY MARKET FUND

Investment Shares

Retirement Shares

FEDERATED INVESTORS FUNDS

4000 ERICSSON DRIVE

WARRENDALE, PA 15086-7561

Distributor

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Investment Adviser

Passport Research, Ltd.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Custodian,

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Edward D. Jones & Co., L.P.
201 Progress Parkway
Maryland Heights. MO 63043

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

- -

Appendix

The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Fund; however, certain persons below might not receive such information concerning the Fund.

CUSTODIAN
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
K&L Gates
Reed Smith LLP

SERVICE PROVIDERS
Abel Noser Corp.
Aegon Institutional Markets
Ashland Partners & Company LLP
Astec Consulting Group, Inc.
Bank of America
Barclay’s Capital Inc.
BBH (Brown Brothers Harriman) Infomediary
Bloomberg L.P.
Charles River
Citibank, NA
Computershare, Inc.
Eagle Investment Company
Edward Jones
FactSet
Fidelity
Financial Models Company LTD
Glass Lewis
Institutional Shareholder Services
J.P. Morgan Chase & Co.
Options Clearing Corp. (OCC)
RiskMetrics
StatPro Group Plc
SunGard
Vintage Filings
Wachovia Bank, National Association/Metropolitan West Securities LLC/MetWest Financials
Wilshire Associates, Inc.
XSP (Xcitek Solutions Plus)

SECURITY PRICING SERVICES
FRI Corp.
FT Interactive Data
Interactive Data Corporation
Pricing Direct
Reuters LPC
Thomson Reuters

RATINGS AGENCIES
Fitch, Inc.
Moody’s Investors Service
Standard & Poor’s
Standard & Poor’s Fund Services
Standard & Poor’s Rating Services

PERFORMANCE REPORTING/PUBLICATIONS
Aegon Institutional Markets
Emerging Market Funds Research, Inc
Fidelity Strategic Advisers
iMoneyNet, Inc.
Lipper
Morningstar Associates
MSCI Barra
NASDAQ
Vickers Stock Research

OTHER
Chicago Mercantile Exchange
Investment Company Institute
Whitney Capital Group LLC

- -

Item 23.	Exhibits

(a)
1	Declaration of Trust, dated May 17, 2000	19
2	Conformed copy of Amendment No. 6 to the Amended and Restated Declaration of Trust dated November 15, 2000	19
3	Conformed copy of Amendment No. 7 to the Amended and Restated Declaration of Trust date April 15, 2001	23

(b)
1	Copy of Amended and Restated By-Laws, effective April 2, 1999	19
2	Copy of Amendment No. 1 to By-Laws, (effective August 23, 2003)	21
3	Copy of Amendment No. 2 to the By-Laws	22
4	Copy of Amendment No. 3 to the By-Laws	23
5	Copies of Amendment Nos. 4 and 5 to the By-Laws	24
6	Copy of Amendment No. 6 to the By-Laws	26

(c)	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant. As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.	15

(d)
1	Conformed copy of the Investment Advisory Contract of the Registrant	11
2	Conformed copy of Amendment to Investment Advisory Contract Between Edward Jones Money Market Fund and Passport Research, LTD	20

(e)
1	Conformed copy of Distributor’s Contract	11
2	Copy of the Selling Group Agreement	15
3	Conformed copy of Amended Distributor’s Contract	20
4	Conformed copy of Amendment to Distributor’s Contract (October 1, 2003)	22

(f)	Not applicable

(g)
1	Conformed copy of the revised Custodian Agreement of the Registrant	15
2	Conformed copy of Domestic Custody Fee Schedule	17

(h)
1	Conformed copy of Second Amended and Restated Shareholder Services Agreement	20
2	Conformed copy of Agreement for Transfer Agency Services	21
3
The Registrant hereby incorporates the Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h) (viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.  (File Nos. 33-60411 and 811-07309)

4	Conformed copy of Amendment to Agreement for Transfer Agency Services	23
5
The Registrant hereby incorporates the Conformed copy of the Transfer Agency and Service Agreement, between the Federated Funds listed on Schedule A revised 3/1/06, from Item (h) (ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.  (File Nos. 33-60411 and 811-07309)

6	Conformed copy of Financial Administration and Accounting Services Agreement dated January 1, 2007	26
(i)	Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being registered	15

(j)
(1)	Conformed copy of Consent of Independent Registered Public Accounting Firm	+

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding	15

(m)	Not applicable

(n)
1
The Registrant hereby incorporates the copy of the Multiple Class Plan and the attached Exhibits from Item (n) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)

(o)
1	Conformed copy of Power of Attorney of the Registrant	19
2	Conformed copy of Power of Attorney of William D. Dawson, III, Chief Investment Officer of the Registrant	19
3	Conformed copy of Power of Attorney of the President and Trustee and Vice Chairman of the Registrant	21
4	Conformed copy of Power of Attorney of the Treasurer and Trustees of the Registrant	24

(p)
1	Superseded by Item 23(p)2
2	Code of Ethics for Access Persons Effective 1/01/2005 (As Revised 1/26/2005 and 8/19/2005)	26
3	Code of Ethics for Access Persons Effective 10/1/08	+

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 2-66437 and 811-2993)
11	PEA No. 20 filed February 20, 1990
15	PEA No. 31 filed April 20, 1995
17	PEA No. 34 filed April 28, 1998
18	PEA No. 35 filed February 26, 1999
19	PEA No. 39 filed April 6, 2001
20	PEA No. 40 filed April 26, 2002
21	PEA No. 41 filed May 1, 2003
22	PEA No. 42 filed April 29, 2004
23	PEA No. 43 filed April 29, 2005
24	PEA No. 45 filed April 27, 2007
25	PEA No. 46 filed April 28, 2008

Item 24 Persons Controlled by or Under Common Control with the Fund:
None

Item 25 Indemnification
(11)

Item 26 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, Passport Research Ltd., a limited partnership, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of the general partner and limited partner of the Adviser are as follows:  the general partner, Federated Investment Management Co., is a subsidiary of Federated Investors, Inc. and holds a 50.5% interest in the Adviser; the limited partner, Edward D. Jones & Co., L.P., holds a 49.5% interest in the Adviser. Edward Jones is a large broker-dealer and financial services firm with approximately 9,200 offices spread across all 50 states in the United States, and has affiliates with approximately 590 locations in Canada and 230 locations in the United Kingdom.   The business address of Edward Jones is 12555 Manchester Road, St. Louis, Missouri 63131-3729.
The affiliations with the Registrant and three of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"    The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

The remaining Officers of the Investment Adviser are:
President/ Chief Executive Officer:	John B. Fisher
Vice Chairman	William D. Dawson, III
Senior Vice Presidents:	Deborah A. Cunningham Susan R. Hill Jeff Kozemchack Mary Jo Ochson
Vice Presidents:	G. Andrew Bonnewell Jeffrey A. Petro Timothy G. Trebilcock
Assistant Vice Presidents:	Karl Mocharko
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurer:	Denis McAuley, III

Item 27 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Cash Trust Series II
Federated Adjustable Rate Securities Fund
Federated American Leaders Fund, Inc.
Federated Core Trust
Federated Core Trust II, L.P.
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Intermediate Government Fund, Inc.
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Allocation Portfolios
Federated Managed Pool Series
Federated MDT Series
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Stock and Bond Fund
Federated Stock Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust
(b)

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
	Richard B. Fisher	Vice President
Thomas R. Donahue	Chairman:
Thomas E. Territ	Executive Vice President, Assistant Secretary and Director:
Peter J. Germain	President and Director:
Denis McAuley III	Vice President and Director:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Michael Bappert
Marc Benacci
Richard W. Boyd
Bryan Burke
Charles L. Davis, Jr.
Laura M. Deger
Peter W. Eisenbrandt
Theodore Fadool, Jr.
Bruce Hastings
James M. Heaton
Harry J. Kennedy
Michael Koenig
Anne H. Kruczek
Amy Michaliszyn
Richard C. Mihm
Keith Nixon
Rich Paulson
Solon A. Person, IV
Chris Prado
Brian S. Ronayne
Colin B. Starks
F. Andrew Thinnes
Robert F. Tousignant
William C. Tustin
Paul Uhlman
Senior Vice Presidents:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Irving Anderson
Dan Berry
John B. Bohnet
Edward R. Bozek
Edwin J. Brooks, III
Jane E. Broeren-Lambesis
Daniel Brown
Mark Carroll
Dan Casey
Scott Charlton
Steven R. Cohen
James Conely
Kevin J. Crenny
G. Michael Cullen
Beth C. Dell
Ron Dorman
Donald C. Edwards
Timothy Franklin
Jamie Getz
Scott Gundersen
Peter Gustini
Dayna C. Haferkamp
Raymond J. Hanley
Vincent L. Harper, Jr.
Jeffrey S. Jones
Ed Koontz
Jerry L. Landrum
David M. Larrick
Christopher A. Layton
Michael H. Liss
Michael R. Manning
Michael Marcin
Diane Marzula
Martin J. McCaffrey
Mary A. McCaffrey
Joseph McGinley
Vincent T. Morrow
John C. Mosko
Doris T. Muller
Alec H. Neilly
Rebecca Nelson
Ted Noethling
John A. O’Neill
James E. Ostrowski
Stephen Otto
Mark Patsy
Josh Rasmussen
Richard A. Recker
Diane M. Robinson
Timothy A. Rosewicz

Vice Presidents:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Eduardo G. Sanchez
Robert E. Savarese, Jr.
Thomas S. Schinabeck
Leland T. Scholey
Peter Siconolfi
Edward L. Smith
Peter Smith
John A. Staley
Jack L. Streich
Mark Strubel
Michael Vahl
David Wasik
G. Walter Whalen
Stephen White
Lewis Williams
Littell L. Wilson
Edward J. Wojnarowski
Michael P. Wolff
Erik Zettlemayer
Paul Zuber
Vice Presidents:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Robert W. Bauman Chris Jackson William Rose	Assistant Vice Presidents:
C. Todd Gibson	Secretary:
Lori A. Hensler Richard A. Novak	Assistant Treasurer:

(c)	Not Applicable

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Irving Anderson
Dan Berry
John B. Bohnet
Edward R. Bozek
Edwin J. Brooks, III
Jane E. Broeren-Lambesis
Daniel Brown
Mark Carroll
Dan Casey
Scott Charlton
Steven R. Cohen
James Conely
Kevin J. Crenny
G. Michael Cullen
Beth C. Dell
Ron Dorman
Donald C. Edwards
Timothy Franklin
Jamie Getz
Scott Gundersen
Peter Gustini
Dayna C. Haferkamp
Raymond J. Hanley
Vincent L. Harper, Jr.
Jeffrey S. Jones
Ed Koontz
Jerry L. Landrum
David M. Larrick
Christopher A. Layton
Michael H. Liss
Michael R. Manning
Michael Marcin
Diane Marzula
Martin J. McCaffrey
Mary A. McCaffrey
Joseph McGinley
Vincent T. Morrow
John C. Mosko
Doris T. Muller
Alec H. Neilly
Rebecca Nelson
Ted Noethling
John A. O’Neill
James E. Ostrowski
Stephen Otto
Mark Patsy
Josh Rasmussen
Richard A. Recker
Diane M. Robinson
Timothy A. Rosewicz

Vice Presidents:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Eduardo G. Sanchez
Robert E. Savarese, Jr.
Thomas S. Schinabeck
Leland T. Scholey
Peter Siconolfi
Edward L. Smith
Peter Smith
John A. Staley
Jack L. Streich
Mark Strubel
Michael Vahl
David Wasik
G. Walter Whalen
Stephen White
Lewis Williams
Littell L. Wilson
Edward J. Wojnarowski
Michael P. Wolff
Erik Zettlemayer
Paul Zuber
Vice Presidents:
Robert W. Bauman Chris Jackson William Rose
C. Todd Gibson
Lori A. Hensler Richard A. Novak

(c)	Not Applicable

Item 28. Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Edward Jones Money Market Fund
Reed Smith LLP
Investment Management Group (IMG)
Federated Investors Tower
12th Floor
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA  15086-7561

Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Passport Research, LTD. (“Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600
Item 29 Management Services: : Not applicable.

Item 30. Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Edward Jones Money Market Fund, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28[h] day of April, 2009.

EDWARD JONES MONEY MARKET FUND
BY: /s/ Leslie K. Ross Leslie K. Ross, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:
NAME	TITLE	DATE
BY: /s/ Leslie K. Ross Leslie K. Ross, Assistant Secretary	Attorney In Fact For the Persons Listed Below	April 28, 2009
Richard B. Fisher	Vice Chairman
Christopher Donahue*	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
R. James Nicholson	Trustee
Thomas O’Neill*	Trustee
John S. Walsh*	Trustee
James F. Will*	Trustee
*By Power of Attorney